Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of accounts receivables and unbilled revenue, and unbilled services and unearned revenue
Accounts receivables and unbilled revenue are as follows:

	March 31, 2023	December 31, 2022
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,838,875	$1,751,950
Unbilled services (unbilled revenue)	974,260	957,655
Accounts receivable and unbilled revenue, gross	2,813,135	2,709,605
Allowance for credit losses	(36,149)	(20,562)
Accounts receivable and unbilled revenue, net	$2,776,986	$2,689,043

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	March 31, 2023	December 31, 2022	$ Change	% Change

Unbilled services (unbilled revenue)	$974,260	$957,655	$16,605	1.7%
Unearned revenue (payments on account)	(1,580,235)	(1,507,449)	(72,786)	4.8%
Net balance	$(605,975)	$(549,794)	$(56,181)	10.2%